INVESTMENTS IN ASSOCIATES - Amounts recognised in the balance sheet and income statement (Details) - USD ($) $ in Millions	12 Months Ended			24 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018
Disclosure of associates [line items]
Trade investments	$ 103	$ 105		$ 105
Income statement profit (loss)	$ 1	$ (11)	$ 6
Bioventus
Disclosure of associates [line items]
Percentage of associate held	49.00%	49.00%		49.00%
Trade investments	$ 100	$ 102		$ 102
Income statement profit (loss)	$ 1	$ (11)